Cover Page	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 01, 2021
Entity Registrant Name	CTI BIOPHARMA CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-28386
Entity Tax Identification Number	91-1533912
Entity Address, Address Line One	3101 Western Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98121
City Area Code	206
Local Phone Number	282-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CTIC
Entity Emerging Growth Company	false
Entity Central Index Key	0000891293
Amendment Flag	false